Segment Reporting and Concentration Of Risk (Tables)	12 Months Ended
Dec. 31, 2014
Operations of Segments and Reconciliation with Consolidated Results of Operations

The following table sets forth the results of operations of the Company’s segments and reconciliation with the Company’s consolidated results of operations for year ended December 31, 2012, 2013 and 2014:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Net sales:
Polysilicon segment	85,662	1,179	14,093
Other PV products segment	837,367	597,597	676,191
Intersegment elimination	(60,147)	(530)	(10,029)

Consolidated net sales	862,882	598,246	680,255

Revenue with other segment:
Polysilicon segment	60,147	530	10,029
Other PV products segment	0	0	0

Consolidated revenue with other segment	60,147	530	10,029

Gross loss:
Polysilicon segment	(113,551)	(114,687)	(74,052)
Other PV products segment	(265,960)	(119,266)	37,559
Intersegment elimination	26,919	7,603	1,803

Consolidated gross loss	(352,592)	(226,350)	(34,690)

Depreciation and amortization:
Polysilicon segment	111,516	111,323	68,978
Other PV products segment	147,674	116,453	93,648

Consolidated depreciation and amortization	259,190	227,776	162,626

Interest income:
Polysilicon segment	551	1,173	390
Other PV products segment	11,602	4,122	3,391

Consolidated interest income	12,153	5,295	3,781

Interest expense:
Polysilicon segment	30,571	56,944	120,380
Other PV products segment	228,400	202,932	208,518

Consolidated interest expense	258,971	259,876	328,898

Equity in (loss)/gain of associates
Polysilicon segment	0	0	0
Other PV products segment	(2,295)	(8,057)	226

Consolidated equity in (loss)/gain of associates	(2,295)	(8,057)	226

Loss before income taxes:
Polysilicon segment	(19,420)	(561,033)	(106,384)
Other PV products segment	(1,050,714)	(1,054,712)	(134,730)
Intersegment elimination	26,919	7,603	1,803

Consolidated loss before income taxes	(1,043,215)	(1,608,142)	(239,311)

Expenditure for additions to long-lived assets:
Polysilicon segment	23,334	2,635	45,905
Other PV products segment	77,167	9,380	9,985
Intersegment elimination	—	—	—

Consolidated expenditure for additions to long-lived assets	100,501	12,015	55,890

Segment Assets

The following table sets forth the Company’s segment assets as of December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
Investment in associates:
Polysilicon segment	0	0
Other PV products segment	7,578	116,705
Intersegment elimination	0	0

Consolidated investment in associates	7,578	116,705

Total assets:
Polysilicon segment	1,896,919	1,845,487
Other PV products segment	1,486,870	1,435,642
Intersegment elimination	(336,690)	(326,166)

Consolidated total assets	3,047,099	2,954,963

Net Revenues, Based On Geographic Location Of Customers

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Mainland China	275,625	292,694	352,403
Asia Pacific excluding mainland China	221,940	161,254	164,293
Europe	290,671	99,043	96,568
North America	74,646	45,255	66,991

Total net revenue	862,882	598,246	680,255

Cash And Cash Equivalents And Pledged Bank Deposits Held

As of December 31, 2014, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$98,755 in total and were denominated in the following currencies:

	December 31, 2014
	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	84	19	539,564	0
In Hong Kong	6,909	234	8	43
In USA	1,571	0	0	0
In European Union	0	1,390	21	0

Total in original currency	8,564	1,643	539,593	43

US$ equivalent	8,564	2,002	88,183	6

	December 31, 2013
	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	2,045	45	865,069	0
In Hong Kong	139	364	2	87
In USA	3,293	0	0	0
In European Union	0	1,757	26	0

Total in original currency	5,477	2,166	865,097	87

US$ equivalent	5,477	2,991	141,891	11

Outstanding Accounts Receivable With Individual Customer in Excess of 10% of Total Accounts Receivables

As of December 31, 2013 and 2014, outstanding accounts receivable with individual customer in excess of 10% of total accounts receivables is as follows:

	December 31, 2013	December 31, 2014
Customer A	4,043	18,624
Customer B	0	14,284
Customer C	8,197	8,167

Outstanding Prepayments To Individual Suppliers

As of December 31, 2013 and 2014, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2013	December 31, 2014
Supplier A	0	1,253
Supplier B	5,075	823
Supplier C	4,865	24